Preferred Stock Warrants (Detail)	Dec. 31, 2010
Information relating Preferred Stock Warrants
Remaining Number Outstanding	41,558,259
Series C Warrants Loans And Security Agreement
Information relating Preferred Stock Warrants
Remaining Number Outstanding	280,803
Exercise price	0.7345
Series D Warrants Convertible Debt
Information relating Preferred Stock Warrants
Remaining Number Outstanding	4,368,948
Exercise price	0.1198
Series D Warrants Series D Preferred Shares
Information relating Preferred Stock Warrants
Remaining Number Outstanding	8,347,236
Exercise price	0.1198
Series D Warrants First Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	6,243,362	[1]
Exercise price	0.1198	[1]
Series D Warrants Second Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	8,694,558	[1]
Exercise price	0.1198	[1]
Series D Warrants Third Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	4,462,227	[1]
Exercise price	0.1198	[1]
Series D Warrants Fifth Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	2,260,440	[1]
Exercise price	0.1198	[1]
Series D Warrants Sixth Amendment
Information relating Preferred Stock Warrants
Remaining Number Outstanding	6,900,685	[1]
Exercise price	0.1198	[1]

[1]	Warrants issued to lenders in conjunction with amendments to 2008 Loan and Security Agreement (see Note 7).